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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-001605

                          Pioneer Select Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  February 28


Date of reporting period:  June 10, 2004 through August 31, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



ITEM 1.REPORTS TO SHAREOWNERS.


                                     PIONEER
                                   -----------
                                     SELECT
                                      VALUE
                                      FUND

                                   Semiannual
                                     Report

                                     8/31/04

                          [LOGO] PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                       1

Portfolio Summary                                                           2

Performance Update                                                          3

Comparing Ongoing Fund Costs                                                4

Portfolio Management Discussion                                             6

Schedule of Investments                                                     8

Financial Statements                                                       12

Notes to Financial Statements                                              16

Trustees, Officers and Service Providers                                   19

The Pioneer Family of Mutual Funds                                         20

The Fund offers Class A shares only to individual investors who are residents of Massachusetts. Class B and Class C shares are not currently offered to Massachusetts residents or in any other state. The Fund may offer Class B and Class C shares and extend the offering of Class A shares in the future.

New Fund Risk. Since the Fund is newly organized and currently offered only to individual investors who are residents of Massachusetts, the Fund's assets may grow at a slower rate than if the fund engaged in a broader public offering or may not rise to a sufficient level to be economically viable. If this occurs, the Fund may be liquidated without shareholder vote at a time that may not be favorable for certain shareholders.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 8/31/04
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
U.S. equity markets traced a jagged course through the first half of the year, ending on June 30 only slightly ahead of where they started. Mid-sized and small-cap indices scored modest gains, while indicators that track large-cap stocks showed even smaller changes. For bond investors, Treasury issues wound up the period with higher yields and lower prices than at year-end. The same was true of corporate issues, whose prices gave ground in the face of rising interest rates, while high-yield bonds, outstanding performers over recent quarters, also cooled off.

Although the economic expansion continued to move ahead, investors were preoccupied with factors that might have undesirable impacts on the economy and the markets. For one thing, the threat of terrorism is never far from our minds. For another, the jump in oil prices, attributed to turmoil in the Mideast and vast demand from China and other developing nations, was a major factor. The cost of gas or oil for heating our homes, and gasoline for our cars is a critical component in household budgets. Industry, too, requires energy, and in many cases petroleum is an essential raw material.

The "jobless" recovery became a job-generating machine for a few months, followed by a brief slump and a partial rebound. But strong boosts in employment quickly triggered fears of economic overheating; too much demand for goods and services, the reasons for aggressive corporate hiring, might trigger inflation. That would lead to higher interest rates that could choke off the recovery by causing consumers and businesses to hold back on outlays. In fact, on June 30, the Federal Reserve Board raised short-term interest rates by one-quarter percentage point, the first hike in four years.

While there may be further increases, they probably will be gradual; the Federal Reserve Board would like to keep the expansion intact while keeping inflation at bay. And even after the Fed's June move, short-term rates remain near the lowest levels many of us have seen. U.S. businesses, which have done massive amounts of cost-cutting in recent years, can readily accommodate somewhat higher borrowing costs. In addition, the federal income tax cuts that have helped bolster growth over the past several quarters remain in place.

More growth choices from Pioneer

The possibility of higher interest rates and the economy's direction could have important implications for the way your portfolio is balanced, so an appointment with your professional financial advisor may well be in order.

When you talk to your advisor, ask to hear about the Pioneer Oak Ridge and Pioneer Papp Funds. These six additions to our product lineup are designed to broaden your opportunities to pursue growth. Please consider the Funds' investment objectives, risks, charges and expenses carefully before investing. The prospectus contains that and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your investment advisor, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 8/31/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[REPRESENTATION OF PIE CHART]

Common Stocks                                   90.2%
Depositary Receipts for International Stocks     9.8%

 Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[REPRESENTATION OF PIE CHART]

Financials                    23.0%
Information Technology        17.2%
Consumer Discretionary        16.4%
Health Care                   11.0%
Materials                      8.2%
Industrials                    6.1%
Consumer Staples               5.3%
Telecommunication Services     4.9%
Energy                         4.9%
Utilities                      3.0%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

  1.  Providian Financial Corp.     5.21%    6.  Freddie Mac               4.82%
--------------------------------------------------------------------------------
  2.  Wyeth                         5.12     7.  Foot Locker, Inc.         4.81
--------------------------------------------------------------------------------
  3.  Vodafone Group Plc (A.D.R.)   4.94     8.  Viacom, Inc. (Class B)    4.76
--------------------------------------------------------------------------------
  4.  Occidental Petroleum Corp.    4.87     9.  Mattel, Inc.              4.60
--------------------------------------------------------------------------------
  5.  Nokia Corp. (A.D.R.)          4.83    10.  Hewlett-Packard Co.       4.15
--------------------------------------------------------------------------------

*This list excludes money market and derivative investments. The portfolio is actively managed, and current holdings may be different.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/04                                       CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        8/31/04   6/10/04
                 $9.90     $10.00

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(6/10/04 - 8/31/04)       Income       Capital Gains   Capital Gains
                          $  -         $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment in Pioneer Select Value Fund, at public offering price, compared to that of the Russell 1000 Value Index.

----------------------------------------------
Average Annual Total Returns
(As of August 31, 2004)
                  Net Asset    Public Offering
Period              Value           Price
Life-of-Fund
(6/10/04)          -1.00%          -6.69%
----------------------------------------------

[REPRESENTATION OF MOUNTAIN CHART]

              Pioneer Select           Russell 1000
                Value Fund              Value Index
6/04              $10,000                $10,000
8/04               $9,900                 $9,999

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions and the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannnot invest directly in any index.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareholder in a mutual fund, you incur two types of expenses:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses

(2) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees, and exchange fees

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the Fund's inception on June 10, 2004 and held until August 31, 2004.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [division symbol] $1,000 = 8.6

2. Multiply the result by the number in (1) above the first row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Select Value Fund

Based on actual returns from inception (6/10/04) through August 31, 2004

Share Class                                                              A
--------------------------------------------------------------------------------
Beginning Account Value                                             $1,000.00
On 6/10/04

Ending Account Value                                                $  990.00
On 8/31/04

Expenses Paid During Period*                                        $    2.82

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 83/366 (to reflect the partial year period).

Pioneer Select Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Select Value Fund

Based on a hypothetical 5% return before expenses, reflecting the period from inception (6/10/04) through August 31, 2004

Share Class                                                              A
-------------------------------------------------------------------------------
Beginning Account Value                                              $1,000.00
On 6/10/04

Ending Account Value                                                 $1,008.50
On 8/31/04

Expenses Paid During Period*                                         $    2.85

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 83/366 (to reflect the partial year period).

Pioneer Select Value Fund
-------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/04
-------------------------------------------------------------------------------

The equity markets exhibited considerable volatility during the first weeks of investment operations of Pioneer Select Value Fund. Stock prices fluctuated up and down in short-term bursts as investors reacted to a variety of economic and non-economic influences. In the following discussion, Rod Wright, leader of the team managing Pioneer Select Value Fund, provides an update on the Fund, its investment strategies and the economic environment during the six-month period.

Q: How did the Fund perform from its inception date of June 10, 2004, through the end of the fiscal period, August 31, 2004?

A: Pioneer Select Value Fund is managed to seek consistent, long-term performance, while minimizing risk, rather than speculate on short-term market trends. In the initial period of its operations, from June 10 through August 31, 2004, the Fund's Class A shares had a total return of -1.00%, at net asset value. During the same short period, the benchmark Russell 1000 Value Index returned 0.53%.

     The period was one of considerable volatility in the domestic equity markets. The NASDAQ Composite, for example, returned -7.97% during the same few weeks, while the Standard and Poor's 500 Index returned -2.47% and the Dow Jones Industrial Average had a return of -1.79%. Questions about the strength of the economic recovery, the impact of rising oil prices and higher interest rates, continued violence in Iraq and political uncertainty within the United States all contributed to the short-term volatility in the domestic markets.

Q:   How is Pioneer Select Value Fund managed?

A: We take a long-term perspective and pursue a conservative strategy that emphasizes control of investment risks. We focus on stock-picking based on fundamental analysis, and we do not make top-down sector decisions based on macroeconomic analysis. We plan to keep the Fund's portfolio concentrated, with between 25 and 50 different stocks of companies selected because of the attractiveness of both their underlying businesses and their risk/reward relationships. In many cases, we may select companies that are temporarily out of favor and have lower stock prices because of

Pioneer Select Value Fund
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

     short-term questions about their fundamentals. In those instances, we will invest when our fundamental research identifies some factor that we think gives the company an opportunity to realize the intrinsic value of its business. The factors may be a turnaround or restructuring program or a potential catalyst to earnings.

     As a result of the limited number of Fund holdings, the price of any one investment may have a significant influence on short-term results. Consequently, it should not be unusual that the Fund will have greater short-term volatility than the market. Over the longer term, we strive for slow and steady performance.

     The Fund invests in both large-cap and mid-cap value stocks, and typically will have greater representation among larger-cap companies. We also have the flexibility to invest in some small-cap value stocks when we find particularly attractive opportunities. Almost all the holdings will be in U.S.-based domestic companies. We focus on stock selection, rather than top-down sector positioning.

Q:   What is your investment outlook?

A: We believe our emphasis on fundamental analysis in stock selection and our value investment approach should give us the opportunity to seek strong long-term results, with greater stability and less risk than the overall market. We intend to remain focused on a relatively concentrated number of companies whose stock prices do not yet reflect the underlying value of their businesses.

     Because the portfolio invests in a limited number of companies, a change in one security's value may have a more significant effect on the portfolio's value. Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Fund invests in a limited number of securities and, as a result, the fund's performance may be more volatile than the performance of fund's holding more securities.

     Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/04 (unaudited)
--------------------------------------------------------------------------------

Shares                                                      Value
                COMMON STOCKS - 100.7%
                Energy - 4.9%
                Integrated Oil & Gas - 4.9%
   235          Occidental Petroleum Corp.               $ 12,138
                                                         --------
                Total Energy                             $ 12,138
                                                         --------
                Materials - 8.2%
                Diversified Chemical - 2.0%
    83          PPG Industries, Inc.                     $  4,961
                                                         --------
                Diversified Metals & Mining - 4.0%
   123          Phelps Dodge Corp.                       $ 10,032
                                                         --------
                Metal & Glass Containers - 2.2%
   144          Ball Corp.                               $  5,377
                                                         --------
                Total Materials                          $ 20,370
                                                         --------
                Capital Goods - 3.0%
                Industrial Conglomerates - 3.0%
   239          Tyco International, Ltd.                 $  7,485
                                                         --------
                Total Capital Goods                      $  7,485
                                                         --------
                Commercial Services & Supplies - 1.1%
                Commercial Printing - 1.1%
    90          R.R. Donnelly & Sons Co.                 $  2,766
                                                         --------
                Total Commercial Services & Supplies     $  2,766
                                                         --------
                Transportation - 2.0%
                Airlines - 2.0%
   328          Southwest Airlines Co.                   $  4,861
                                                         --------
                Total Transportation                     $  4,861
                                                         --------
                Consumer Durables & Apparel - 4.6%
                Leisure Products - 4.6%
   713          Mattel, Inc.                             $ 11,472
                                                         --------
                Total Consumer Durables & Apparel        $ 11,472
                                                         --------
                Media - 4.8%
                Movies & Entertainment - 4.8%
   356          Viacom, Inc. (Class B)                   $ 11,858
                                                         --------
                Total Media                              $ 11,858
                                                         --------

   The accompanying notes are an integral part of these financial statements.
8

Pioneer Select Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                        Value
               Retailing - 7.1%
               General Merchandise Stores - 2.3%
   231         American Greetings Corp.*                   $  5,560
                                                           --------
               Specialty Stores - 4.8%
   536         Foot Locker, Inc.                           $ 11,990
                                                           --------
               Total Retailing                             $ 17,550
                                                           --------
               Food & Drug Retailing - 5.4%
               Drug Retail - 1.9%
   118         CVS Corp.                                   $  4,720
                                                           --------
               Food Retail - 3.5%
   425         Safeway, Inc.*                              $  8,585
                                                           --------
               Total Food & Drug Retailing                 $ 13,305
                                                           --------
               Health Care Equipment & Services - 11.1%
               Health Care Distributors - 5.2%
   349         Wyeth                                       $ 12,763
                                                           --------
               Health Care Facilities - 2.9%
   188         HCA, Inc.                                   $  7,296
                                                           --------
               Managed Health Care - 3.0%
   110         CIGNA Corp.                                 $  7,322
                                                           --------
               Total Health Care Equipment & Services      $ 27,381
                                                           --------
               Banks - 8.7%
               Thrifts & Mortgage Finance - 8.7%
   179         Freddie Mac                                 $ 12,014
   231         The PMI Group, Inc.                            9,593
                                                           --------
               Total Banks                                 $ 21,607
                                                           --------
               Diversified Financials - 9.3%
               Consumer Finance - 5.2%
   899         Providian Financial Corp.*                  $ 12,982
                                                           --------
               Investment Banking & Brokerage - 4.1%
   112         Goldman Sachs Group, Inc.                   $ 10,041
                                                           --------
               Total Diversified Financials                $ 23,023
                                                           --------
               Insurance - 5.1%
               Insurance Brokers - 3.1%
   173         Marsh & McLennan Co., Inc.                  $  7,731
                                                           --------

   The accompanying notes are an integral part of these financial statements.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/04 (unaudited)                         (continued)
--------------------------------------------------------------------------------

Shares                                                             Value
               Life & Health Insurance - 2.0%
   306         UNUM Corp.                                       $  4,951
                                                                --------
               Total Insurance                                  $ 12,682
                                                                --------
               Software & Services - 6.2%
               Data Processing & Outsourced Services - 6.2%
   567         The BISYS Group, Inc.*                           $  8,051
   175         First Data Corp.                                    7,394
                                                                --------
               Total Software & Services                        $ 15,445
                                                                --------
               Technology Hardware & Equipment - 11.1%
               Communications Equipment - 4.9%
 1,012         Nokia Corp. (A.D.R.)                             $ 12,023
                                                                --------
               Computer Hardware - 4.2%
   578         Hewlett-Packard Co.                              $ 10,340
                                                                --------
               Computer Storage & Peripherals - 2.0%
   146         Imation Corp.*                                   $  5,027
                                                                --------
               Total Technology Hardware & Equipment            $ 27,390
                                                                --------
               Telecommunication Services - 5.0%
               Wireless Telecommunication Services - 5.0%
   537         Vodafone Group Plc (A.D.R.)                      $ 12,298
                                                                --------
               Total Telecommunication Services                 $ 12,298
                                                                --------
               Utilities - 3.1%
               Multi-Utilities & Unregulated Power - 3.1%
   755         Reliant Energy*                                  $  7,520
                                                                --------
               Total Utilities                                  $  7,520
                                                                --------
               TOTAL COMMON STOCKS
               (Cost $252,095)                                  $249,151
                                                                --------
               TOTAL INVESTMENT IN SECURITIES - 100.7%
               (Cost $252,095) (a)                              $249,151
                                                                --------
               OTHER ASSETS AND LIABILITIES - (0.7)%            $ (1,718)
                                                                --------
               TOTAL NET ASSETS - 100.0%                        $247,433
                                                                ========


   The accompanying notes are an integral part of these financial statements.
10

Pioneer Select Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 (A.D.R.)  American Depository Receipt
 *         Non-income producing security.
 (a)       At August 31, 2004, the net unrealized loss on investments based on cost forfederal income tax purposes of $252,095 was as follows:

           Aggregate gross unrealized gain for all investments in which there is an
           excess of value over tax cost                                                $  7,613

           Aggregate gross unrealized loss for all investments in which there is an
           excess of tax cost over value                                                 (10,557)
                                                                                        --------
           Net unrealized loss                                                          $ (2,944)
                                                                                        ========

     Purchases and sales of securities (excluding temporary cash investments) for the period ended August 31, 2004 aggregated $259,500 and $8,028, respectively.

   The accompanying notes are an integral part of these financial statements.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 8/31/04 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $252,095)      $249,151
  Cash                                                       3,584
  Receivables -
   Dividends and interest receivable                           240
   Due from Pioneer Investment Management, Inc.              8,600
  Other                                                      2,585
                                                          --------
     Total assets                                         $264,160
                                                          --------
LIABILITIES:
  Due to affiliates                                       $  1,597
  Accrued expenses                                          15,130
                                                          --------
     Total liabilities                                    $ 16,727
                                                          --------
NET ASSETS:
  Paid-in capital                                         $250,000
  Accumulated net investment loss                             (246)
  Accumulated net realized gain on investments                 623
  Net unrealized loss on investments                        (2,944)
                                                          --------
     Total net assets                                     $247,433
                                                          ========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $247,433/25,000 shares)               $   9.90
                                                          ========
MAXIMUM OFFERING PRICE:
  Class A ($9.90 [divided by] 94.25%)                     $  10.50
                                                          ========

   The accompanying notes are an integral part of these financial statements.
12

Pioneer Select Value Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the period from 6/10/04 (Commencement of Operations) to 8/31/04

INVESTMENT INCOME:
  Dividends                                              $   381
  Interest                                                    48
                                                         -------
     Total investment income                                          $   429
                                                                      -------
EXPENSES:
  Management fees                                        $   379
  Distribution fees                                          135
  Administrative fees                                      1,542
  Custodian fees                                           3,198
  Registration fees                                          915
  Professional fees                                       10,226
  Printing                                                 1,558
  Fees and expenses of nonaffiliated trustees              1,394
  Miscellaneous                                              168
                                                         -------
     Total expenses                                                   $19,515
                                                                      -------
     Less management fees waived and expenses reim-
       bursed by Pioneer Investment Management, Inc.                  $18,840)
                                                                      -------
     Net expenses                                                     $   675
                                                                      -------
       Net investment loss                                            $  (246)
                                                                      -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                    $   623
                                                                      -------
  Change in net unrealized loss on investments                        $(2,944)
                                                                      -------
  Net loss on investments                                             $(2,321)
                                                                      -------
  Net decrease in net assets resulting from operations                $(2,567)
                                                                      =======

   The accompanying notes are an integral part of these financial statements.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the period from 6/10/04 (Commencement of Operations) to 8/31/04

                                                                            6/10/04
                                                                              to
                                                                            8/31/04
                                                                          (unaudited)
FROM OPERATIONS:
  Net investment loss                                                      $   (246)
  Net realized gain on investments                                              623
  Change in net unrealized loss on investments                               (2,944)
                                                                           --------
   Net decrease in net assets resulting from operations                    $ (2,567)
                                                                           --------
NET ASSETS:
  Beginning of period (initial capitalization - 25,000 shares)             $250,000
                                                                           --------
  End of period (including accumulated net investment loss of ($246))      $247,433
                                                                           ========


   The accompanying notes are an integral part of these financial statements.
14

Pioneer Select Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            6/10/04 (a)
                                                                to
                                                              8/31/04
                                                            (unaudited)
CLASS A
Net asset value, beginning of period                          $ 10.00
                                                              -------
Decrease from investment operations:
  Net investment loss                                         $ (0.01)
  Net realized and unrealized loss on investments               (0.09)
                                                              -------
   Net decrease from investment operations                    $ (0.10)
                                                              -------
Net decrease in net asset value                               $ (0.10)
                                                              -------
Net asset value, end of period                                $  9.90
                                                              =======
Total return*                                                   (1.00)%
Ratio of net expenses to average net assets+                     1.25%**
Ratio of net investment loss to average net assets+             (0.46)%**
Portfolio turnover rate                                            19%**
Net assets, end of period (in thousands)                      $   247
Ratios with no waiver of management fees and assumption
  of expenses by PIM:
  Net expenses                                                  36.13%**
  Net investment loss                                          (35.34)%**

(a)  Commencement of Operations.
  * Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
 **  Annualized.
  +  Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/04 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Select Value Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on March 8, 2004, and commenced operations on June 10, 2004. Prior to June 10, 2004, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). To date, no shares have been offered to the public. The Fund shares outstanding at August 31, 2004, are owned by PFD. The Fund's investment objective is to seek long-term capital growth.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. As of August 31, 2004, there were no securities fair valued. Trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date

Pioneer Select Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned no underwriting commissions on the sale of Fund shares during the period ended August 31, 2004.

2. Management Agreement
Pioneer Investment Management, Inc. (PIM), manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets.

PIM has agreed not to impose a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.25% of the average daily net assets attributable to Class A.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At August 31, 2004, $1,542 was payable to PIM related to management fees, administrative fees and certain other services and is included in due to affiliates.

3. Transfer Agent
Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. There were no transfer agent fees payable to PIMSS at August 31, 2004.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/04 (unaudited)                    (continued)
--------------------------------------------------------------------------------

4. Distribution Plans
The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. The Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Included in due to affiliates is $55 in distribution fees payable to PFD at August 31, 2004.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.



Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the fund voted proxies relating to portfolio securities during the most recent 6-month period ended August 31, 2004 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


                                                                              19

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.


U.S. Equity                                 International/Global Equity
Pioneer Fund                                Pioneer Emerging Markets Fund
Pioneer Balanced Fund                       Pioneer Europe Select Fund
Pioneer Equity Income Fund                  Pioneer Europe Fund
Pioneer Growth Shares                       Pioneer International Equity Fund
Pioneer Mid Cap Growth Fund                 Pioneer International Value Fund
Pioneer Mid Cap Value Fund
Pioneer Oak Ridge Large Cap                 Fixed Income
 Growth Fund                                Pioneer America Income Trust
Pioneer Oak Ridge Small Cap                 Pioneer Bond Fund
 Growth Fund                                Pioneer Global High Yield Fund
Pioneer Papp America-Pacific                Pioneer High Yield Fund
 Rim Fund                                   Pioneer Short Term Income Fund
Pioneer Papp Small and Mid Cap              Pioneer Strategic Income Fund
 Growth Fund                                Pioneer Tax Free Income Fund
Pioneer Papp Stock Fund
Pioneer Papp Strategic                      Money Market
 Growth Fund                                Pioneer Cash Reserves Fund**
Pioneer Real Estate Shares
Pioneer Research Fund*                      Asset Allocation
Pioneer Small Cap Value Fund                Pioneer Ibbotson Aggressive
Pioneer Small Company Fund                    Allocation Fund
Pioneer Value Fund                          Pioneer Ibbotson Growth
                                              Allocation Fund
                                            Pioneer Ibbotson Moderate
                                              Allocation Fund

* Name change effective December 11, 2003. Formerly known as Pioneer Core Equity Fund.

** An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     Notes

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                             1-800-225-4321

Retirement plans information                                     1-800-622-0176

Telecommunications Device for the Deaf (TDD)                     1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                1-800-225-4240

Our internet e-mail address                       ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                        www.pioneerfunds.com

Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, Massachusetts 02109
www.pioneerfunds.com
                                                                   16344-00-1004
                                        (C) 2004 Pioneer Funds Distributor, Inc.
                                Underwriter of Pioneer mutual funds, Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Select Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  October 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 28, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 28, 2004

* Print the name and title of each signing officer under his or her signature.